Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of Other Equity Investments

	December 31, 2021	December 31, 2022
	RMB	RMB
EEO Group	38,000,000	38,000,000

Total other equity investments	38,000,000	38,000,000